Exhibit 99.1

Nissan Auto Receivables 2016-B Owner Trust

Servicer’s Certificate

Collection Period	29-Feb-20	30/360 Days	30	Collection Period Start	1-Feb-20
Distribution Date	16-Mar-20	Actual/360 Days	27	Collection Period End	29-Feb-20
				Prior Month Settlement Date	18-Feb-20
				Current Month Settlement Date	16-Mar-20

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,656,592,636.57	166,992,440.74	153,350,990.60	0.098145
Yield Supplement Overcollaterization		94,092,683.58	3,310,659.32	2,915,284.75
Total Adjusted Pool Balance		1,562,499,952.99	163,681,781.42	150,435,705.85
Total Adjusted Securities		1,562,499,952.99	163,681,781.42	150,435,705.85	0.096279
Class A-1 Notes	0.63000%	365,700,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.05000%	388,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	1.95825%	150,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.32000%	472,300,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.54000%	124,000,000.00	101,181,828.43	87,935,752.86	0.709159
Certificates	0.00000%	62,499,952.99	62,499,952.99	62,499,952.99	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	13,246,075.57	129,850.01	106.8231901	1.0471775
Certificates	0.00	0.00	—	—

Total Securities	13,246,075.57	129,850.01

I. COLLECTIONS

Interest:
Interest Collections				280,811.74
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				280,811.74
Principal:
Principal Collections				13,514,444.07
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				13,514,444.07
Recoveries of Defaulted Receivables				155,722.06
Servicer Advances				0.00

Total Collections				13,950,977.87

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			29,695	163,681,781.42
Total Principal Payment				13,246,075.57

			27,757	150,435,705.85

Nissan Auto Receivables 2016-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	13,950,977.87
Reserve Account Draw	0.00
Total Available for Distribution	13,950,977.87
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	139,160.37
Servicing Fee Paid	139,160.37
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	129,850.01
Class A-4 Notes Monthly Interest Paid	129,850.01
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2016-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		129,850.01
Total Note Monthly Interest Paid		129,850.01
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		13,681,967.49
4. Total Monthly Principal Paid on the Notes		13,246,075.57
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		13,246,075.57
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		435,891.92
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		435,891.92

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,906,249.88
Required Reserve Account Amount		3,906,249.88
Beginning Reserve Account Balance		3,906,249.88
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,906,249.88
Required Reserve Account Amount for Next Period		3,906,249.88

VI. POOL STATISTICS

Weighted Average Coupon		2.12%
Weighted Average Remaining Maturity		17.82

	Amount	Number
Principal on Defaulted Receivables	127,006.07	17
Principal Recoveries of Defaulted Receivables	155,722.06

Monthly Net Losses	(28,715.99)
Pool Balance at Beginning of Collection Period	166,992,440.74
Net Loss Ratio for Third Preceding Collection Period	-0.11%
Net Loss Ratio for Second Preceding Collection Period	0.32%
Net Loss Ratio for Preceding Collection Period	-0.23%
Net Loss Ratio for Current Collection Period	-0.21%
Four-Month Average Net Loss Ratio	-0.06%
Cumulative Net Losses for all Periods	13,086,187.41

Nissan Auto Receivables 2016-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,794,896.29	237	1.17%
61-90 Days Delinquent	348,810.73	46	0.23%
91-120 Days Delinquent	93,480.11	15	0.06%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	2,237,187.13	298	1.46%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.36%	0.23%
Delinquency Ratio for Second Preceding Collection Period	0.36%	0.25%
Delinquency Ratio for Preceding Collection Period	0.34%	0.25%
Delinquency Ratio for Current Collection Period	0.29%	0.22%
Four-Month Average Delinquency Ratio	0.34%	0.24%
60 Day Delinquent Receivables	510,300.77
Delinquency Percentage	0.33%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

4. Has there been an issuance of notes or other securities backed by the Receivables?			NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO